Basis of Presentation - Summary of Insurance Investment Results (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure in tabular form of insurance investment results in the consolidated income statement of income [line items]
Investment return	$ 978		$ (120)	$ 2,046	$ 871
Insurance finance income (expense) from insurance and reinsurance contracts held	(899)		278	(1,911)	(814)
Movement in investment contract liabilities	(62)		35	(102)	(17)
Insurance investment results	$ 17	$ 25	$ 193	$ 33	$ 40